Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 9, 2012
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001174610
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 9, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 9, 2012
Prospectus Date	rr_ProspectusDate	Jan 25, 2012

German Sovereign / Sub-Sovereign ETF
ProShares German Sovereign / Sub-Sovereign ETF
Investment Objective

ProShares German Sovereign / Sub-Sovereign ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Markit iBoxx EUR Germany Sovereign & Sub-Sovereign Liquid Index (the "Index").

The Index, published by Markit, seeks to track the performance of fixed rate debt securities of the Federal Republic of Germany ("Sovereign") as well as local governments and entities or agencies guaranteed by various German governments ("Sub-Sovereign") issuers. Qualifying constituents must be rated Investment Grade or higher (based on an average of ratings issued by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") and/or Fitch, Inc. ("Fitch")), have a minimum principal outstanding of 2 billion euros (or its equivalent) for Sovereign securities and 1 billion euros (or its equivalent) for Sub-Sovereign securities, and have a minimum remaining time to maturity of at least one year.

The Index is based on a market-value weighting methodology, with limits on the overall weight of any single issuer. No issuer included in the Index has a weight of more than 24%, and the sum of the issuers that have a weight of 5% or more is less than 50%, each as calculated at the time of each re-balancing. The Index is re-balanced and reconstituted quarterly on the last business day of January, April, July and October. As of December 30, 2011, the Index was comprised of 33 component securities, representing debt of 14 German Sovereign and Sub-Sovereign issuers. Approximately 66% of the securities in the Index received the highest rating from each of Moody's, S&P and Fitch. The Index is published under the Bloomberg ticker symbol "IBXXXZAB."

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		German Sovereign / Sub-Sovereign ETF
Investment Advisory Fees		0.35%
Other Expenses	[1]	0.43%
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements		0.78%
Fee Waiver/Reimbursement	[2]	(0.33%)
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements		0.45%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.45% through January 25, 2013. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example - (USD $)	1 Year	3 Years
German Sovereign / Sub-Sovereign ETF	46	216

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when the Fund's shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such instruments were included, the Fund's portfolio turnover rate would be significantly higher. The Fund has not yet commenced operations as of the date of this prospectus. Thus, no portfolio turnover rate is provided for this Fund.

Principal Investment Strategies

The Fund, under normal circumstances, seeks to remain fully exposed to the Index and will invest at least 80% of its total assets in securities of the Index. In addition, the Fund will invest in derivatives and other debt securities that ProShare Advisors believes, in combination, should track the performance of the Index. Cash balances arising from the use of derivatives will typically be held in money market instruments.

•	Debt Securities — The Fund will invest in debt securities of German Sovereign and Sub-Sovereign issuers.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in the securities underlying the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:

¡	U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.

¡

Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which is intended to have aggregate characteristics similar to those of the Index, and may invest in securities not contained in the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security or instrument, other than for cash management purposes, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

Please see "Investment Objective, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Principal Risks

You could lose money by investing in the Fund.

•

Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

•

Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

•

Exposure to Foreign Currency Risk — The securities in which the Fund invests will be generally denominated in the currency of the Federal Republic of Germany, which is currently the euro. Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. A U.S. dollar investment in an investment denominated in a foreign currency, like the investments included in the Index, is subject to foreign currency risk.

•

Risks Specific to Investing in Germany — The Economic and Monetary Union of the European Union (the "EU") requires member countries, including Germany, to comply with restrictions on inflation rates, interest rates, deficits, debt levels and fiscal and monetary controls. As a result, each EU member country may be significantly affected by EU policies and may be highly dependent on the economies of its fellow members. The European financial markets and the value of the euro have experienced significant volatility recently and several EU member countries have been adversely affected by unemployment, budget deficits and economic downturns. In addition, several EU member countries have experienced credit rating downgrades, rising government debt levels and, for certain EU member countries (including Greece, Spain, Portugal, Ireland and Italy), weakness in sovereign debt. These events, along with decreasing imports or exports, changes in governmental or EU regulations on trade, the default or threat of default by an EU member country on its sovereign debt and/or an economic recession in an EU member country may have a significant adverse effect on the affected EU member country, the economies of other EU member countries, including Germany, their trading partners or other European countries. Such events or even the threat of such events, may cause the value of debt issued by such European countries, including Germany, to fall, in some cases drastically. These events may also cause continued volatility in the European financial markets. Because the Fund's assets are invested in debt issued by Germany, these events may impact the performance of the Fund.

In addition, given recent events, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. If this were to occur, the value of the euro could fluctuate or decline drastically. Because the Fund's assets may be invested in euro-denominated bonds, the Fund's exposure to the euro and changes in the value of the euro may result in losses to the Fund. See "Exposure to Foreign Currency Risk", above.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Foreign Sovereign Risk — The Sovereign securities included in the Index are general obligations of the Federal Republic of Germany and are guaranteed by the German federal government. Despite this guarantee, sovereign nations have in the past and may in the future default on, restructure or otherwise change the terms of their debt to the detriment of security holders. Various factors may affect a sovereign's willingness or ability to repay principal and/or interest in accordance with the terms of the debt, including: its reserves; the relative size of the debt burden on the sovereign's economy as a whole; or political constraints. Such an event impacting a security held by the Fund would likely have an adverse impact on the Fund's returns. In addition, if a sovereign defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the sovereign.

•

Foreign Sub-Sovereign Risk — Investments in the debt of Sub-Sovereigns (including agency-issued securities) may or may not be issued by or guaranteed as to principal and interest by the German federal government or by the German federal government's central bank. Certain foreign government securities may be backed by the issuer's right to borrow from a central bank or other regional banking entity while others may be backed only by the assets and credit of the issuing foreign entity.

•

Risk Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investment in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. The use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. Using derivatives also may result in imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's net asset value ("NAV"), the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Fund reverses all or a portion of its intraday move by the end of the day. Swap-related financing, borrowing and other costs will also have the effect of lowering the Fund's return.

•

Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. The factors that may adversely affect the Fund's correlation to the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions may hinder the Fund's ability to meet its investment objective.

•

Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

•

Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

•

Geographic Concentration Risk — Because the Fund generally focuses its investments in Germany it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Germany and, to a certain extent, the EU and subject to the risks related thereto.

•

Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

•

Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

•

Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event or adverse impact from credit risk relating to that counterparty than a diversified fund might be.

•

Portfolio Turnover Risk — Active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

•

Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jan 25, 2012
German Sovereign / Sub-Sovereign ETF | German Sovereign / Sub-Sovereign ETF
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements	rr_ExpensesOverAssets	0.78%
Fee Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[2]
Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.45%
1 Year	rr_ExpenseExampleYear01	46
3 Years	rr_ExpenseExampleYear03	216
German Sovereign / Sub-Sovereign ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ProShares German Sovereign / Sub-Sovereign ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

ProShares German Sovereign / Sub-Sovereign ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Markit iBoxx EUR Germany Sovereign & Sub-Sovereign Liquid Index (the "Index").

The Index, published by Markit, seeks to track the performance of fixed rate debt securities of the Federal Republic of Germany ("Sovereign") as well as local governments and entities or agencies guaranteed by various German governments ("Sub-Sovereign") issuers. Qualifying constituents must be rated Investment Grade or higher (based on an average of ratings issued by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") and/or Fitch, Inc. ("Fitch")), have a minimum principal outstanding of 2 billion euros (or its equivalent) for Sovereign securities and 1 billion euros (or its equivalent) for Sub-Sovereign securities, and have a minimum remaining time to maturity of at least one year.

The Index is based on a market-value weighting methodology, with limits on the overall weight of any single issuer. No issuer included in the Index has a weight of more than 24%, and the sum of the issuers that have a weight of 5% or more is less than 50%, each as calculated at the time of each re-balancing. The Index is re-balanced and reconstituted quarterly on the last business day of January, April, July and October. As of December 30, 2011, the Index was comprised of 33 component securities, representing debt of 14 German Sovereign and Sub-Sovereign issuers. Approximately 66% of the securities in the Index received the highest rating from each of Moody's, S&P and Fitch. The Index is published under the Bloomberg ticker symbol "IBXXXZAB."

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 25, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when the Fund's shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives transactions. If such instruments were included, the Fund's portfolio turnover rate would be significantly higher. The Fund has not yet commenced operations as of the date of this prospectus. Thus, no portfolio turnover rate is provided for this Fund.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the fee waiver/expense reimbursement is assumed only to pertain to the first year. Although your actual cost may be higher or lower, based on these assumptions your approximate costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

The Fund pays transaction and financing costs associated with transacting in securities and derivatives. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund's shares. These costs are not reflected in the example or the table above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, seeks to remain fully exposed to the Index and will invest at least 80% of its total assets in securities of the Index. In addition, the Fund will invest in derivatives and other debt securities that ProShare Advisors believes, in combination, should track the performance of the Index. Cash balances arising from the use of derivatives will typically be held in money market instruments.

•	Debt Securities — The Fund will invest in debt securities of German Sovereign and Sub-Sovereign issuers.

•

Derivatives — The Fund invests in derivatives, which are financial instruments whose value is derived from the value of an underlying asset, interest rate or index. The Fund invests in derivatives as a substitute for investing directly in the securities underlying the Index. These derivatives principally include:

¡

Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

•	Money Market Instruments — The Fund invests in short-term cash instruments that have a remaining maturity of 397 days or less and exhibit high quality credit profiles, including:

¡	U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the United States.

¡

Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy them back at a specified time and price. Repurchase agreements are primarily used by the Fund as a short-term investment vehicle for cash positions.

ProShare Advisors uses a mathematical approach to investing. Using this approach, ProShare Advisors determines the type, quantity and mix of investment positions that the Fund should hold to approximate the performance of the Index. The Fund may gain exposure to only a representative sample of the securities in the Index, which is intended to have aggregate characteristics similar to those of the Index, and may invest in securities not contained in the Index. ProShare Advisors does not invest the assets of the Fund in securities or derivatives based on ProShare Advisors' view of the investment merit of a particular security or instrument, other than for cash management purposes, nor does it conduct conventional stock research or analysis (other than in determining counterparty creditworthiness), or forecast market movement or trends, in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities and/or derivatives that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

Please see "Investment Objective, Principal Investment Strategies and Related Risks" in the Fund's full prospectus for additional details.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund.

•

Debt Instrument Risk — The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

•

Interest Rate Risk — Interest rate risk is the risk that debt securities or certain financial instruments may fluctuate in value due to changes in interest rates. Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. The value of securities with longer maturities may fluctuate more in response to interest rate changes than securities with shorter maturities.

•

Exposure to Foreign Currency Risk — The securities in which the Fund invests will be generally denominated in the currency of the Federal Republic of Germany, which is currently the euro. Investments denominated in foreign currencies are exposed to risk factors in addition to investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. A U.S. dollar investment in an investment denominated in a foreign currency, like the investments included in the Index, is subject to foreign currency risk.

•

Risks Specific to Investing in Germany — The Economic and Monetary Union of the European Union (the "EU") requires member countries, including Germany, to comply with restrictions on inflation rates, interest rates, deficits, debt levels and fiscal and monetary controls. As a result, each EU member country may be significantly affected by EU policies and may be highly dependent on the economies of its fellow members. The European financial markets and the value of the euro have experienced significant volatility recently and several EU member countries have been adversely affected by unemployment, budget deficits and economic downturns. In addition, several EU member countries have experienced credit rating downgrades, rising government debt levels and, for certain EU member countries (including Greece, Spain, Portugal, Ireland and Italy), weakness in sovereign debt. These events, along with decreasing imports or exports, changes in governmental or EU regulations on trade, the default or threat of default by an EU member country on its sovereign debt and/or an economic recession in an EU member country may have a significant adverse effect on the affected EU member country, the economies of other EU member countries, including Germany, their trading partners or other European countries. Such events or even the threat of such events, may cause the value of debt issued by such European countries, including Germany, to fall, in some cases drastically. These events may also cause continued volatility in the European financial markets. Because the Fund's assets are invested in debt issued by Germany, these events may impact the performance of the Fund.

In addition, given recent events, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. If this were to occur, the value of the euro could fluctuate or decline drastically. Because the Fund's assets may be invested in euro-denominated bonds, the Fund's exposure to the euro and changes in the value of the euro may result in losses to the Fund. See "Exposure to Foreign Currency Risk", above.

•

Exposure to Foreign Investments Risk — Exposure to securities of foreign issuers may provide the Fund with increased risk. Various factors related to foreign investments may negatively impact the Index's performance, such as: i) fluctuations in the value of the applicable foreign currency; ii) differences in securities settlement practices; iii) uncertainty associated with evidence of ownership of investments in countries that lack centralized custodial services; iv) possible regulation of, or other limitations on, investments by U.S. investors in foreign investments; v) potentially higher brokerage commissions; vi) the possibility that a foreign government may withhold portions of interest and dividends at the source; vii) taxation of income earned in foreign countries or other foreign taxes imposed; viii) foreign exchange controls, which may include suspension of the ability to transfer currency from a foreign country; ix) less publicly available information about foreign issuers; x) changes in the denomination currency of a foreign investment; and xi) less certain legal systems in which the Fund might encounter difficulties or be unable to pursue legal remedies. Foreign investments also may be more susceptible to political, social, economic and regional factors than might be the case with U.S. securities.

•

Foreign Sovereign Risk — The Sovereign securities included in the Index are general obligations of the Federal Republic of Germany and are guaranteed by the German federal government. Despite this guarantee, sovereign nations have in the past and may in the future default on, restructure or otherwise change the terms of their debt to the detriment of security holders. Various factors may affect a sovereign's willingness or ability to repay principal and/or interest in accordance with the terms of the debt, including: its reserves; the relative size of the debt burden on the sovereign's economy as a whole; or political constraints. Such an event impacting a security held by the Fund would likely have an adverse impact on the Fund's returns. In addition, if a sovereign defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the sovereign.

•

Foreign Sub-Sovereign Risk — Investments in the debt of Sub-Sovereigns (including agency-issued securities) may or may not be issued by or guaranteed as to principal and interest by the German federal government or by the German federal government's central bank. Certain foreign government securities may be backed by the issuer's right to borrow from a central bank or other regional banking entity while others may be backed only by the assets and credit of the issuing foreign entity.

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Risk Associated with the Use of Derivatives — The Fund uses investment techniques and derivatives that may be considered aggressive. Because the Fund's investment in derivatives may involve a small investment relative to the amount of investment exposure assumed, losses may exceed the amounts invested in those instruments. The use of derivatives may expose the Fund to potentially dramatic changes (losses or gains) in the value of the instruments. Using derivatives also may result in imperfect correlation between the value of the instruments and the Index, which may prevent the Fund from achieving its investment objective. Additionally, with respect to the use of swap agreements, if the Index has a dramatic intraday move in value that causes a material decline in the Fund's net asset value ("NAV"), the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Fund reverses all or a portion of its intraday move by the end of the day. Swap-related financing, borrowing and other costs will also have the effect of lowering the Fund's return.

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Correlation Risk — A number of factors may affect the Fund's ability to achieve a high degree of correlation with the Index, and there can be no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. Additionally, if the Index has a dramatic intraday move, the terms of the swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. The factors that may adversely affect the Fund's correlation to the Index include fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards, and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such securities may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Index. Activities surrounding Index reconstitutions may hinder the Fund's ability to meet its investment objective.

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Counterparty Risk — The Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, the value of your investment in the Fund may decline.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities or derivatives may be restricted, which may result in the Fund being unable to buy or sell certain securities or derivatives. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

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Geographic Concentration Risk — Because the Fund generally focuses its investments in Germany it may be more volatile than a more geographically diversified fund. The performance of the Fund will be affected by the political, social and economic conditions in Germany and, to a certain extent, the EU and subject to the risks related thereto.

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Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities or derivatives in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

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Market Price Variance Risk — The Fund's shares are listed for trading on the NYSE Arca and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares. ProShare Advisors cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, ProShare Advisors believes that large discounts or premiums to the NAV of shares should not be sustained. The Fund's investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

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Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event or adverse impact from credit risk relating to that counterparty than a diversified fund might be.

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Portfolio Turnover Risk — Active market trading of the Fund's shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.

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Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including "fair valued" securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is classified as "non-diversified" under the Investment Company Act of 1940, and has the ability to invest a relatively high percentage of its investments in the securities of a small number of issuers susceptible to a single economic, political or regulatory event, or in derivative instruments with a single counterparty if ProShare Advisors determines that doing so is the most efficient means of meeting the Fund's objective. This makes the performance of the Fund more susceptible to a single economic, political or regulatory event or adverse impact from credit risk relating to that counterparty than a diversified fund might be.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after it has been in operation for a full calendar year

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	ProShare Advisors LLC ("ProShare Advisors") has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Operating Expenses Before Fee Waivers and Expense Reimbursements, as a percentage of average daily net assets, exceed 0.45% through January 25, 2013. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular contractual period may be recouped by ProShare Advisors within five years of the end of that contractual period to the extent that recoupment will not cause the Fund's expenses to exceed any expense limitation in place at that time.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 25, 2012